Assets Pledged and Received as Collateral - Carrying Value of the Assets Pledged as Collateral (Detail) - Carrying Value of the Assets Pledged as Collateral [Member] - EUR (€) € in Millions		Dec. 31, 2017	Dec. 31, 2016 [2]
Carrying Value of the Assets Pledged as Collateral [Line Items]
Financial assets at fair value through profit or loss	[1]	€ 51,082	€ 40,684
Financial assets available for sale	[1]	6,469	16,081
Loans	[1]	71,404	73,649
Other	[1]	417	376
Total	[1]	€ 129,372	€ 130,790

[1]	Excludes assets pledged as collateral from transactions that do not result in liabilities or contingent liabilities.
[2]	Prior period results have been restated due to a refined approach to determine assets pledged